Share-Based Compensation - Summary of Stock Options (Details) - Restricted Stock shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) shares
Stock Units
Outstanding (in shares)	10,198
Granted (in shares)	1,976
Vested (in shares)	(2,306)
Forfeited (in shares)	(1,766)
Outstanding (in shares)	8,102
Vested and expected to vest (in shares)	6,914
Weighted Average Contractual Term
Outstanding	2 years 3 months 18 days
Vested and expected to vest	2 years 1 month 24 days
Aggregate Intrinsic Value
Outstanding | $	$ 250,603
Vested and expected to vest | $	$ 213,861